Investment Securities, Held-to-maturity Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 86,215	$ 143,426
Gross Unrecognized Gains	4,228	7,700
Gross Unrecognized Losses	138	0
Fair Value	90,305	151,126
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	76,270	108,471
Gross Unrecognized Gains	2,744	5,724
Gross Unrecognized Losses	138	0
Fair Value	78,876	114,195
Corporate bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	9,945	34,955
Gross Unrecognized Gains	1,484	1,976
Gross Unrecognized Losses	0	0
Fair Value	$ 11,429	$ 36,931